Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Schedule of Change in Carrying Value of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 27, 2023	Dec. 31, 2022
Change in Carrying Value of Redeemable Noncontrolling Interest [Roll Forward]
Beginning balance	$ (42,431)	$ 0	$ 0
Net income attributable to redeemable noncontrolling interest	1,080	1,080	0	$ 0
Change in redemption value of redeemable noncontrolling interest	5,826
Ending balance	$ (35,525)	$ (35,525)	$ (42,431)	$ 0